SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2025
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 19. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Short-term borrowings due to related parties:		(Unaudited)	(Unaudited)
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	¥10,017,250	¥—	$—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 9, 2026	—	10,018,208	1,432,585
Total short-term borrowings due to related parties	¥10,017,250	¥10,018,208	$1,432,585

No short-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2025 and December 31, 2025.

Interest expense for short-term borrowings due to related parties were ¥176,333 and ¥176,333 ($25,215) for the six months ended December 31, 2024 and 2025, respectively.